Analysis of Group statement of financial position by segment - Cash and cash equivalents (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash and cash equivalents
Cash	£ 5,759	£ 6,623
Cash equivalents	6,366	4,067
Total cash and cash equivalents	12,125	10,690	£ 10,065	£ 7,782
Held centrally and available for general use by the Group	349	328
Other funds not available for general use by the Group, including funds held for the benefit of policyholders	£ 11,776	£ 10,362
Pounds sterling
Cash and cash equivalents
Percentage of cash and cash equivalents held in respective currencies	32.00%	31.00%
US dollars
Cash and cash equivalents
Percentage of cash and cash equivalents held in respective currencies	38.00%	28.00%
Euro
Cash and cash equivalents
Percentage of cash and cash equivalents held in respective currencies	15.00%	24.00%
Other
Cash and cash equivalents
Percentage of cash and cash equivalents held in respective currencies	15.00%	17.00%